Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended								6 Months Ended	12 Months Ended	10 Months Ended
	Nov. 06, 2013	Jun. 29, 2014	Dec. 29, 2013	Jun. 29, 2014 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Jun. 30, 2005 Interest Rate Swaps [Member] 2007 Credit Facility [Member]	Jun. 30, 2006 Interest Rate Swaps [Member] 2007 Credit Facility [Member]	Nov. 06, 2013 Interest Rate Swaps [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Nov. 06, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member] Predecessor [Member]	Nov. 06, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]	Nov. 06, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member] Predecessor [Member]	Nov. 06, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member] Predecessor [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount						$ 6,250			$ 300,000	$ 270,000	$ 75,000	$ 100,000	$ 200,000	$ 250,000	$ 75,000
Interest rate swap maturity date									2012-06	2011-07	2014-09	2014-09	2014-09	2014-09	2014-09
Fixed interest rate			1.50%			1.50%			4.135%	5.359%	494.10%	5.14%	5.079%	4.971%	4.941%
Derivative termination settlement value									18,947	18,947
Notional amount of additional swap terminated									270,000	300,000
Change in fair value of derivative instruments											2,015	2,835	5,597	6,837
Amount of change in fair value of derivative instruments recognized in income											0	0	(16)	2
Amount of change in fair value of derivative instruments recognized through accumulated other comprehensive income											2,270	3,166	6,268	7,635
Amount of change in fair value of derivative instruments recognized in reorganization items, net											(255)	331	(655)	(800)
Remaining OCI balance related to the terminated swap	26,313
Aggregate amount of unrealized loss on derivative instruments recognized in other comprehensive loss		$ 0	$ 0	$ 0	$ 0		$ (30,971)	$ (45,651)